Schedule of disaggregation of revenue (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	kr 263,547	kr 216,484
Transport services [member]
IfrsStatementLineItems [Line Items]
Total	246,649	201,022
Rental income [member]
IfrsStatementLineItems [Line Items]
Total	kr 16,898	kr 15,462